Property and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 8. Property and Equipment

	December 31,	December 31,
	2025	2024
Computer equipment
At cost	$16,863,167	$4,640,967
Accumulated Depreciation	(1,666,017)	(407,672)
Total Computer Equipment	15,197,150	4,233,295
Other equipment
At cost	11,828	380,900
Accumulated Depreciation	(1,203)	(38,090)
Total Office Equipment	10,625	342,810
Total property and equipment, net	$15,207,775	$4,576,105

Right of use assets
At cost	8,236,479	1,011,179
Accumulated Depreciation	(1,095,602)	(75,843)
Total right of use, net	7,140,877	935,336
Total property and equipment, net	$22,348,652	$5,511,441

Depreciation expense related to computer equipment amounted to $2,043 thousand for the year ended December 31, 2025 and $460 thousand for the year ended December 31, 2024. Foreign currency translation adjustments of $198 thousand were recognized for the same period.